INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax (benefit) provision at the federal statutory rate of 21%	$ (150,158)	$ 82,536	$ (291,411)
State income taxes, net of effect of federal tax benefit	(16,638)	9,385	(24,824)
Non-deductible portion of goodwill in the sale of Mosaic	23,839	0	0
Non-deductible executive compensation	8,170	6,869	7,628
Change in valuation allowance on capital losses	(8,720)	(5,110)	10,010
Research credit	(6,576)	(7,142)	(10,395)
Non-deductible goodwill impairment	0	1,659	15,764
Deferred tax adjustment for enacted changes in tax laws and rates	154	308	(7,330)
Change in judgement on beginning of the year valuation allowance	0	(240)	2,557
Other, net	8,058	9,897	(13,262)
Income tax (benefit) provision	$ (141,871)	$ 98,162	$ (311,263)